General Information - Additional Information (Detail) € / shares in Units, $ / shares in Units, € in Thousands, $ in Millions								1 Months Ended	12 Months Ended
	Feb. 15, 2018 EUR (€)	Feb. 15, 2018 USD ($)	Feb. 13, 2018 $ / shares € / shares shares	Jan. 23, 2017 EUR (€)	Jan. 23, 2017 USD ($) $ / shares shares	May 26, 2016 USD ($) $ / shares shares	May 06, 2016	Jan. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€) $ / shares shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2017 EUR (€)		Dec. 31, 2016 EUR (€) [1]	Jun. 01, 2017 USD ($) shares	May 24, 2016 shares	Dec. 31, 2015 EUR (€)	[1]
Disclosure of general information [line items]
Accumulated loss | €									€ 175,100	€ 175,100
Cash and cash equivalents | €									143,747	143,747	€ 149,678	[1]	€ 56,917			€ 32,851
Investments | €									€ 61,800	61,800	41,103
Reverse share split							0.5556
Aggregate purchase price | €										€ 50,713	€ 74,738	[1]	€ 50,547
Initial public offering [member]
Disclosure of general information [line items]
Common shares issued															5,500,000
Issue price per share | $ / shares						$ 10.0
Aggregate purchase price | $						$ 53.3
Over allotment option [member]
Disclosure of general information [line items]
Common shares issued						639,926
Investors [member]
Disclosure of general information [line items]
Issue price per share | € / shares			€ 0.09
Aggregate purchase price	€ 44,800	$ 55.8
Common shares issued			3,099,997
Purchase price | $ / shares			€ 18.0
Incyte Corporation [member]
Disclosure of general information [line items]
Common shares issued					3,200,000				3,200,000	3,200,000				3,200,000
Issue price per share | $ / shares					$ 25.0
Aggregate purchase price				€ 74,700	$ 80.0			$ 80.0
Securities registered | $														$ 250.0
Purchase price | $ / shares									€ 25.0
Cowen and Company LLC [member]
Disclosure of general information [line items]
Common shares issuable														50,000,000
Aggregate compensation payable, percent														3.00%

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.